Lease liabilities - Summary Of Changes In The Balance Of Lease Liabilities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Changes In The Balance Of Lease Liabilities [Line Items]
Beginning Balance	$ 185
Remeasurement / new contracts	2,299
Payment of principal and interest	(5,252)
Interest expense	1,514
Foreign exchange gain and losses	639
Cummulative translation adjustment	(691)
Transfer to assets and liabilities held for sale	(1,408)
Ending Balance	23,861
Payments relating to liabilities held for sale	(84)
Amounts received	110
Payments relating to discontinued operations	19
Net cash used in financing activities	(36,981)
IFRS 16 [member]
Disclosure Of Changes In The Balance Of Lease Liabilities [Line Items]
Beginning Balance	26,575
BRAZIL
Disclosure Of Changes In The Balance Of Lease Liabilities [Line Items]
Beginning Balance	185
Remeasurement / new contracts	1,239
Payment of principal and interest	(1,597)
Interest expense	376
Foreign exchange gain and losses	160
Cummulative translation adjustment	(246)
Transfer to assets and liabilities held for sale	(241)
Ending Balance	5,504
BRAZIL | IFRS 16 [member]
Disclosure Of Changes In The Balance Of Lease Liabilities [Line Items]
Beginning Balance	5,628
Foreign countries [member]
Disclosure Of Changes In The Balance Of Lease Liabilities [Line Items]
Beginning Balance	0
Remeasurement / new contracts	1,060
Payment of principal and interest	(3,655)
Interest expense	1,138
Foreign exchange gain and losses	479
Cummulative translation adjustment	(445)
Transfer to assets and liabilities held for sale	(1,167)
Ending Balance	18,357
Foreign countries [member] | IFRS 16 [member]
Disclosure Of Changes In The Balance Of Lease Liabilities [Line Items]
Beginning Balance	$ 20,947